Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Aug. 08, 2016
Document And Entity Information
Entity Registrant Name	GREENESTONE HEALTHCARE CORP
Entity Central Index Key	0000792935
Document Type	10-Q/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		48,738,855
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016